Employee benefit plans	12 Months Ended
Dec. 31, 2025
Employee benefit plans
Employee benefit plans

Note 29.Employee benefit plans

Defined benefit post-retirement plan

The Group maintains three pension plans: one maintained by SEALSQ Corp covering its employees in Switzerland, one maintained by SEALSQ France SAS and one maintained by IC’Alps SAS, both covering their employees in France.

All plans are considered defined benefit plans and accounted for in accordance with ASC 715 Compensation – Retirement Benefits. This model allocates pension costs over the service period of employees in the plan. The underlying principle is that employees render services ratably over this period, and therefore, the income statement effects of pensions should follow a similar pattern. ASC 715 requires recognition of the funded status or difference between the fair value of plan assets and the projected benefit obligations of the pension plan on the balance sheet, with a corresponding adjustment recorded in the net loss. If the projected benefit obligation exceeds the fair value of the plan assets, then that difference or unfunded status represents the pension liability.

The Group records net service cost as an operating expense and other components of defined benefit plans as a non-operating expense in the statement of comprehensive loss.

The liabilities and annual income or expense of the pension plan are determined using methodologies that involve several actuarial assumptions, the most significant of which are the discount rate and the long-term rate of asset return (based on the market-related value of assets). The fair value of plan assets is determined based on prevailing market prices.

The defined benefit pension plan maintained by SEALSQ France SAS and IC’Alps SAS, and their obligations to employees in terms of retirement benefits, is limited to a lump sum payment based on remuneration and length of service, determined for each employee. The plan is not funded, which means that there are no plan assets.

The liabilities and annual income or expense of the pension plan are determined using methodologies that involve several actuarial assumptions, the most significant of which is the discount rate.

Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD’000	2025	2024	2023
Wages and Salaries	18,609	5,830	6,214
Social security contributions	6,343	2,612	2,319
Net service costs	665	33	38
Total	25,617	8,475	8,571

The pension liability calculated as at December 31, 2025, is based on annual personnel costs and assumptions as of December 31, 2025.

	As at December 31,	As at December 31,	As at December 31,	As at December 31,
Assumptions	2025	2025	2024	2023
	France	Switzerland	France	France
Discount rate	3.40%	1.16%	3.10%	3.05%
Expected rate of return on plan assets	n/a	3.33%	n/a	n/a
Salary increases	3%	2.50%	3%	3%

For SEALSQ Corp’s funded plan, the expected long-term rate of return on assets is based on the pension fund’s asset allocation.

All of the assets are held under the collective contract by the plan’s re-insurer company and are invested in a mix of Swiss and International bond and equity securities. In line with ASC 820’s three-tier fair value hierarchy, pension assets belong to the fair value level 2.

As at December 31, 2025 and 2024, the Group’s accumulated benefit obligation amounted to, respectively, USD 2,162,000 and USD 463,381.

Reconciliation to Balance Sheet start of year
USD’000
Fiscal year	2025	2024	2023

Projected benefit obligation	463	426	396
Surplus / deficit	463	426	396

Opening balance sheet asset / provision (funded status)	463	426	396

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	463	426	396
Net service cost	250	34	38
Interest expense	95	13	14
Plan participant contributions	84	—	—
Net benefits paid to participants	244	(7)	(22)
Actuarial losses / (gains)	(133)	26	(11)
Acquisitions	6,994	—	—
Currency translation adjustment	1,107	(29)	11
Projected benefit obligation at end of year	9,104	463	426

Reconciliation of plan assets during the year
Fair value of plan assets at start of year	—	—	—
Employer contributions paid over the year	(153)	—	—
Plan participant contributions	(84)	—	—
Net benefits paid to participants	(244)	—	—
Expected return on plan assets	(186)	—	—
Actuarial losses / (gains)	14
Acquisitions	(5,465)	—	—
Currency translation adjustment	(824)	—	—
Fair value of plan assets at end of year	(6,942)	—	—

Reconciliation to balance sheet end of year
Fair value of plan assets	(6,942)	—	—
Defined benefit obligation - funded plans	9,104	463	426
Surplus/deficit	2,162	463	426

Closing balance sheet asset / provision (funded status)	2,162	463	426

Amounts recognized in accumulated other comprehensive income / (loss)
Net loss / (gain)	1,434	(335)	(385)
Deficit	1,434	(335)	(385)

Estimated amount to be amortized from accumulated other comprehensive income / (loss) into NPBC over next fiscal year
Net loss / (gain)	384	52	47

Movement in Funded Status
USD’000
Fiscal year	2025	2024	2023

Opening balance sheet liability / (funded status)	463	426	396

Net service cost	250	34	38
Interest cost / (credit)	95	13	14
Expected return on plan assets	(186)	—	—
Amortization of net (gain) / loss	70	—	—
Amortization of prior service cost / (credit)	(72)	—	—
Settlement / curtailment cost / (credit)	—	—	—
Currency translation adjustment	(1)	—	—
Total net periodic benefit cost / (credit)	156	47	52

Actuarial (gain) / loss on liabilities	(133)	26	(11)
Actuarial (gain) / loss on assets	15
Amortization of net (gain) / loss	(70)
Amortization of prior service cost / (credit)	72
Currency translation adjustment	1
Total (gain) / loss recognized via OCI	(115)	26	(11)

Employer contributions paid in the year & Cashflow required to pay benefit payments	(153)	(7)	(22)
Total cashflow	(153)	(7)	(22)

Acquisitions	1,530	—	—
Currency translation adjustment	281	(29)	11
Closing balance sheet liability / (funded status)	2,162	463	426

Reconciliation of Net gain / loss
Amount at beginning of year	(335)	(385)	(364)
Liability (gain) / loss	(118)	26	(11)
Amortization of net (gain) / loss	(70)
Acquisitions	1,754	—	—
Currency translation adjustment	203	24	(10)
Amount as at December 31,	1,434	(335)	(385)

The table below shows the breakdown of expected future contributions payable to the Plan:

Period
USD’000	Switzerland	France
2026	2,229	94
2027	288	59
2028	268	59
2029	258	14
2030	239	196
2031 to 2035	1,244	862

There are no plan assets expected to be returned to the employer during the 12-month period following December 31, 2025.